INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Income tax benefit	$ 189,997	$ 11,342
CW Machines LLC [Member]
Ownership percentage	51.00%		51.00%
Ferguson Containers Inc [Member]
Ownership percentage	100.00%